Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	160.27
Total Transaction Valuation	1,160,560
Total Offset Amount	0
Net Fee	$ 160.27
Offset Table N/A	N/A